Notes receivable - Curaleaf Maryland, Inc (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Notes receivables		$ 3,157	$ 4,645
Notes receivable Curaleaf Maryland, Inc.
Disclosure of financial assets [line items]
Consideration	$ 4,000
Notes receivables	$ 3,000		$ 3,000
Interest income		$ 20
Payment-in-Kind interest	13.00%
Divestiture of Curaleaf Maryland, Inc
Disclosure of financial assets [line items]
Consideration	$ 1,600